Annual Operating Expenses - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2025
Fidelity Advisor Materials Fund - Class A
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%
Total annual operating expenses	0.99%
Fidelity Advisor Materials Fund - Class C
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%
Total annual operating expenses	1.74%
Fidelity Advisor Materials Fund - Class M
Operating Expenses:
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%
Total annual operating expenses	1.24%
Fidelity Advisor Materials Fund - Class I
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.72%
Fidelity Advisor Materials Fund - Class Z
Operating Expenses:
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.59%